CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INTEREST AND FEE INCOME
Loans, including fees	$ 38,647	$ 35,476
Taxable investment securities	3,387	3,561
Tax exempt investment securities	87	23
FHLB and FRB stock	651	616
Short-term investments	160	222
Total interest and fee income	42,932	39,898
INTEREST EXPENSE
Deposits	13,360	12,592
FHLB borrowings, short-term	2,149	1,865
FHLB borrowings, long-term	968	1,258
Junior subordinated debentures	446	446
Total interest expense	16,923	16,161
NET INTEREST INCOME	26,009	23,737
Provision for credit losses	630	600
NET INTEREST INCOME AFTER PROVISION FOR CREDIT LOSSES	25,379	23,137
NON-INTEREST INCOME
Gain on sale/servicing of loans	322	33
Earnings on bank-owned life insurance	159	151
Total non-interest income	4,304	4,004
NON-INTEREST EXPENSE
Compensation and benefits	14,055	12,792
Occupancy and equipment	2,516	2,007
Federal Deposit Insurance Corporation ("FDIC") and OCC assessment	790	791
Advertising and public relations	304	292
Legal and professional fees	908	1,138
Merger expenses	1,529
Data processing	1,115	1,113
Debit card processing	536	482
Other	2,326	2,204
Total non-interest expenses	24,079	20,819
INCOME BEFORE INCOME TAX EXPENSE	5,604	6,322
Income tax expense	1,065	1,192
NET INCOME	$ 4,539	$ 5,130
Basic earnings per share	$ 6.11	$ 6.91
Weighted average number of common shares outstanding	742,663	742,663
Service charges on deposit accounts
NON-INTEREST INCOME
Non-interest income (In scope of Topic 606)	$ 650	$ 672
Trust and investment services income
NON-INTEREST INCOME
Non-interest income (In scope of Topic 606)	1,546	1,477
Debit card interchange income
NON-INTEREST INCOME
Non-interest income (In scope of Topic 606)	783	821
Other
NON-INTEREST INCOME
Non-interest income (In scope of Topic 606)	$ 844	$ 850